Goodwill (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill
Schedule of goodwill

The changes in the carrying amount of goodwill for the years ended December 31, 2019 and 2020 are as follows:

	All other	Bigo	Total
	RMB	RMB	RMB

Balance as of December 31, 2018	11,763	—	11,763

Increase in goodwill related to acquisition (i)	—	12,432,367	12,432,367
Foreign currency translation adjustments	16	503,046	503,062
Balance as of December 31, 2019	11,779	12,935,413	12,947,192

Increase in goodwill related to acquisition	104,839	—	104,839
Foreign currency translation adjustments	(65)	(836,810)	(836,875)
Balance as of December 31, 2020	116,553	12,098,603	12,215,156
(i)	The increase in goodwill in 2019 was related to the acquisition of Bigo. Please refer to Note 5(a) for the acquisition of Bigo.